Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 56,704	$ 42,978
Accrued expenses	700	445
Capitalized research and development	1,023	440
Stock-based compensation	809	480
Intangibles	863	780
Tax credits	331
Other	6	18
Total gross deferred tax assets	60,436	45,141
Valuation allowance	(60,340)	(42,242)
Deferred tax assets, net of valuation allowance	96	2,899
Deferred tax liabilities:
In-process research and development	(8,040)
Revaluation of warrant liabilities		(2,895)
Other	(96)	(4)
Total deferred tax liabilities	(8,136)	(2,899)
Net deferred tax liabilities	$ (8,040)